UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

Cash Account Trust-Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 20.0%
Bank of Montreal:
0.27%, 8/10/2009	75,000,000	75,000,000
0.28%, 8/12/2009	25,000,000	25,000,000
0.34%, 10/7/2009	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.32%, 9/10/2009	40,000,000	40,000,000
0.35%, 10/13/2009	45,000,000	45,000,000
BNP Paribas:
0.82%, 11/5/2009	52,000,000	52,000,000
0.84%, 8/7/2009	50,000,000	50,000,000
1.0%, 8/10/2009	60,300,000	60,300,000
Dexia Credit Local:
0.85%, 9/1/2009	25,000,000	25,000,215
1.06%, 1/4/2010	31,500,000	31,501,358

DnB NOR Bank ASA:
0.35%, 9/3/2009	25,000,000	25,000,229
0.97%, 8/17/2009	30,000,000	30,000,000
Landwirtschaftliche Rentenbank, 2.625%, 2/26/2010	19,558,000	19,751,900
Mizuho Corporate Bank Ltd.:
0.42%, 9/9/2009	38,000,000	38,000,000
0.5%, 8/14/2009	40,000,000	40,000,000
0.7%, 8/5/2009	50,000,000	50,000,000
Societe Generale, 0.83%, 8/3/2009	30,000,000	30,000,017
Svenska Handelsbanken AB:
0.35%, 10/7/2009	55,000,000	55,000,511
0.62%, 11/30/2009	32,000,000	32,002,144
0.855%, 11/4/2009	28,000,000	28,000,368
Toronto-Dominion Bank:
0.6%, 1/12/2010	25,200,000	25,209,153
0.65%, 4/1/2010	10,000,000	10,000,000
0.75%, 2/8/2010	30,000,000	30,000,000
UBS AG, 0.29%, 8/14/2009	100,000,000	100,000,000
Wal-Mart Stores, Inc., 5.321%, 6/1/2010	24,000,000	24,925,712

Total Certificates of Deposit and Bank Notes (Cost $966,691,607)		966,691,607
Commercial Paper 46.3%
Issued at Discount **
American Honda Finance Corp., 0.4%, 8/19/2009	20,000,000	19,996,000
Antalis US Funding Corp., 144A, 0.47%, 8/13/2009	30,000,000	29,995,300
ASB Finance Ltd.:
0.9%, 12/9/2009	13,000,000	12,957,750
144A, 1.03%, 8/17/2009	10,500,000	10,495,193
1.2%, 3/12/2010	6,500,000	6,451,683
BNZ International Funding Ltd., 144A, 1.0%, 8/14/2009	20,000,000	19,992,778
BP Capital Markets PLC:
0.76%, 10/13/2009	25,000,000	24,961,472
0.78%, 10/22/2009	65,000,000	64,884,517
Caisse D'Amortissement de la Dette Sociale:
0.48%, 4/19/2010	10,500,000	10,463,460
0.65%, 3/12/2010	20,000,000	19,919,472
0.7%, 1/8/2010	20,000,000	19,937,778
0.82%, 8/27/2009	42,000,000	41,975,127
1.05%, 9/9/2009	27,000,000	26,969,287
Cancara Asset Securitisation LLC, 144A, 0.33%, 8/7/2009	50,000,000	49,997,250
Citibank Omni Master Trust, 144A, 0.75%, 8/20/2009	50,000,000	49,980,208
Coca-Cola Co., 144A, 0.65%, 8/12/2009	45,000,000	44,991,062
Danske Corp.:
144A, 0.33%, 8/4/2009	40,000,000	39,998,900
144A, 0.51%, 1/15/2010	28,500,000	28,432,574
144A, 0.6%, 1/11/2010	58,000,000	57,842,433
Dexia Delaware LLC, 0.37%, 8/7/2009	35,000,000	34,997,842
DnB NOR Bank ASA, 144A, 0.83%, 9/9/2009	25,000,000	24,977,521
Eli Lilly & Co., 144A, 0.75%, 10/5/2009	45,000,000	44,939,062
General Electric Capital Corp., 0.32%, 10/21/2009	25,000,000	24,982,000
General Electric Capital Services, Inc., 0.8%, 11/2/2009	25,000,000	24,948,333
ING (US) Funding LLC, 0.61%, 8/3/2009	49,750,000	49,748,314
Kellogg Co., 0.3%, 8/11/2009	7,000,000	6,999,417
Kreditanstalt fuer Wiederaufbau:
144A, 0.6%, 8/27/2009	43,000,000	42,981,367
144A, 0.75%, 9/3/2009	64,000,000	63,956,000

LMA Americas LLC, 144A, 0.27%, 8/21/2009	13,500,000	13,497,975
Merck & Co., Inc., 0.2%, 8/20/2009	36,500,000	36,496,147
NRW.Bank:
0.41%, 10/6/2009	38,000,000	37,971,437
0.46%, 11/13/2009	50,000,000	49,933,555
0.49%, 8/12/2009	11,000,000	10,998,353
0.5%, 1/11/2010	20,000,000	19,954,722
0.6%, 11/12/2009	11,000,000	10,981,117
0.67%, 10/15/2009	15,000,000	14,979,062
Pfizer, Inc., 0.235%, 8/11/2009	17,600,000	17,598,851
Procter & Gamble International Funding SCA:
144A, 0.64%, 9/4/2009	26,000,000	25,984,284
144A, 0.65%, 8/11/2009	20,000,000	19,996,389
Prudential Funding LLC, 0.21%, 8/3/2009	45,000,000	44,999,475
Rio Tinto Ltd., 0.6%, 8/17/2009	11,600,000	11,596,907
Romulus Funding Corp., 144A, 0.57%, 8/3/2009	24,000,000	23,999,267
Scaldis Capital LLC, 0.38%, 8/20/2009	24,000,000	23,995,187
Siemens Capital Co., LLC, 144A, 0.2%, 8/10/2009	75,000,000	74,996,250
Societe Generale North America, Inc.:
0.5%, 9/15/2009	20,750,000	20,737,031
0.75%, 10/30/2009	21,000,000	20,960,625
Straight-A Funding LLC:
144A, 0.35%, 10/8/2009	25,000,000	24,983,472
144A, 0.36%, 8/27/2009	48,000,000	47,987,520
144A, 0.37%, 9/9/2009	12,500,000	12,494,990
144A, 0.37%, 9/10/2009	78,000,000	77,967,933
144A, 0.37%, 9/16/2009	88,300,000	88,258,254
144A, 0.39%, 8/24/2009	50,000,000	49,987,542
144A, 0.43%, 8/10/2009	50,000,000	49,994,625
144A, 0.5%, 8/7/2009	28,000,000	27,997,667
Swedbank AB:
144A, 0.81%, 3/30/2010	20,000,000	19,891,550
144A, 0.82%, 2/19/2010	22,000,000	21,898,776
144A, 0.86%, 6/3/2010	20,000,000	19,853,800
144A, 0.89%, 5/28/2010	20,000,000	19,851,667
144A, 0.99%, 5/12/2010	25,000,000	24,804,750
144A, 1.09%, 6/14/2010	15,000,000	14,856,029
Total Capital Canada Ltd.:
144A, 0.27%, 10/16/2009	28,000,000	27,984,040
144A, 0.29%, 8/12/2009	60,000,000	59,994,683
Toyota Motor Credit Corp., 0.18%, 8/3/2009	136,083,000	136,081,639
Verizon Communications, Inc.:
0.26%, 8/19/2009	25,000,000	24,996,750
0.27%, 8/24/2009	10,000,000	9,998,275
0.3%, 8/12/2009	5,000,000	4,999,542
Victory Receivables Corp., 144A, 0.4%, 9/17/2009	22,000,000	21,988,511
Wal-Mart Stores, Inc., 144A, 0.75%, 9/8/2009	25,000,000	24,980,208
Westpac Banking Corp., 0.74%, 9/24/2009	42,000,000	41,953,380

Total Commercial Paper (Cost $2,232,254,337)		2,232,254,337
Short Term Notes * 11.1%
Commonwealth Bank of Australia, 144A, 0.71%, 6/24/2010	30,000,000	30,000,000
General Electric Capital Corp., 1.262%, 12/9/2010	20,820,000	21,047,447
Inter-American Development Bank, 0.795%, 2/19/2010	50,000,000	50,000,000
International Bank for Reconstruction & Development:
0.441%, 2/1/2010	40,000,000	40,000,000

0.956%, 2/8/2010	25,000,000	25,015,761
Kreditanstalt fuer Wiederaufbau, 0.553%, 1/21/2010	42,000,000	42,000,000
National Australia Bank Ltd., 0.625%, 7/12/2010	21,500,000	21,500,000
Procter & Gamble International Funding SCA, 0.996%, 5/7/2010	21,200,000	21,200,000
Queensland Treasury Corp., 0.68%, 6/18/2010	42,000,000	42,000,000
Rabobank Nederland NV:
144A, 0.258%, 4/7/2011	55,000,000	55,000,000
144A, 0.283%, 8/16/2010	12,000,000	12,000,000
144A, 1.176%, 10/9/2009	25,000,000	25,000,000
144A, 1.225%, 5/19/2010	25,000,000	25,094,465
Royal Bank of Scotland PLC, 0.766%, 5/21/2010	40,000,000	40,000,000
Societe Generale, 0.213%, 4/19/2010	50,000,000	50,000,000
Westpac Banking Corp., 0.627%, 7/6/2010	38,000,000	38,000,000

Total Short Term Notes (Cost $537,857,673)		537,857,673
Time Deposits 2.8%
Calyon, 0.19%, 8/3/2009	85,000,000	85,000,000
Citibank NA, 0.2%, 8/3/2009	49,000,000	49,000,000

Total Time Deposits (Cost $134,000,000)		134,000,000
Government & Agency Obligations 14.6%
Foreign Government Obligations 2.9%
Government of Canada:
0.85% **, 11/19/2009	10,000,000	9,974,028
0.9% **, 11/30/2009	35,000,000	34,894,125
Kingdom of Sweden, 1.0%, 4/26/2010	35,000,000	35,019,680
Republic of Ireland, 0.28% **, 8/24/2009	61,000,000	60,989,088

		140,876,921
US Government Sponsored Agencies 7.8%
Federal Farm Credit Bank, 0.347% *, 4/1/2010	25,000,000	25,000,000
Federal Home Loan Bank:
0.507% **, 1/12/2010	18,000,000	17,958,180
0.85% *, 3/11/2010	38,000,000	37,996,989
3.75%, 1/8/2010	24,000,000	24,340,741
Federal Home Loan Mortgage Corp.:
0.248% **, 12/8/2009	45,000,000	44,959,688
0.268% **, 12/21/2009	20,000,000	19,978,700
0.338% **, 2/2/2010	25,000,000	24,956,319
0.369% **, 3/31/2010	30,000,000	29,925,383
0.372% **, 8/3/2009	24,000,000	23,999,267
0.587% **, 9/15/2009	25,000,000	24,981,250
0.588% **, 9/21/2009	40,000,000	39,966,000
Federal National Mortgage Association:
0.248% **, 11/17/2009	25,000,000	24,981,250
0.449% **, 6/1/2010	13,000,000	12,950,600
0.487% **, 12/21/2009	18,000,000	17,965,210
5.375%, 8/15/2009	4,278,000	4,285,736

		374,245,313
US Treasury Obligations 3.9%
US Treasury Bills:
0.16% **, 8/20/2009	30,000,000	29,997,467
0.4% **, 8/6/2009	20,000,000	19,998,889
0.48% **, 1/14/2010	35,000,000	34,922,533
0.49% **, 7/29/2010	5,000,000	4,975,364

0.5% **, 1/14/2010			25,000,000	24,942,361
0.53% **, 6/3/2010			25,000,000	24,887,375
0.6% **, 6/3/2010			23,875,000	23,753,237
0.705% **, 12/17/2009			15,000,000	14,959,463
US Treasury Note, 2.75%, 7/31/2010			9,800,000	10,017,772

				188,454,461

Total Government & Agency Obligations (Cost $703,576,695)				703,576,695
Repurchase Agreements 5.2%
Banc of America Securities LLC, 0.20%, dated 7/31/2009, to be repurchased at $134,547,295 on 8/3/2009 (a)			134,545,053	134,545,053
Morgan Stanley & Co., Inc., 0.20%, dated 7/31/2009, to be repurchased at $43,801,785 on 8/3/2009 (b)			43,801,055	43,801,055
The Goldman Sachs & Co., 0.21%, dated 7/31/2009, to be repurchased at $70,288,648 on 8/3/2009 (c)			70,287,418	70,287,418

Total Repurchase Agreements (Cost $248,633,526)				248,633,526
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,823,013,838) †			100.0	4,823,013,838
Other Assets and Liabilities, Net			0.0	(792,762)

Net Assets			100.0	4,822,221,076

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2009.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $4,823,013,838.
(a)	Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
126,568,944	Federal Home Loan Mortgage Corp.	6.5	1/1/2039	135,730,088
1,466,099	Federal National Mortgage Association	5.0	6/1/2035	1,505,866
Total Collateral Value				137,235,954
(b)	Collateralized by $49,354,195 Federal National Mortgage Association, with various coupon rates from 3.92-3.95%, maturing on 8/1/2039 with a value of $44,788,764.
(c)	Collateralized by $68,076,275 Federal National Mortgage Association, 6.0%, maturing on 1/1/2038 with a value of $71,693,167.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurement", as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3
Assets
Short-Term Investments (d)	$ —	$ 4,823,013,838	$ —
Total	$ —	$ 4,823,013,838	$ —

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009